Logan Capital Broad Innovative Growth ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.10%
Capital Goods - 7.71%
Fastenal Co.	21,433	$1,083,438
Lincoln Electric Holdings, Inc.	5,328	889,083
Nordson Corp.	2,884	701,677
United Rentals, Inc. (a)	2,368	1,044,170
		3,718,368
Commercial & Professional Services - 4.81%
Cintas Corp.	2,529	1,122,219
Copart, Inc. (a)	10,997	732,510
Insperity, Inc.	4,193	463,536
		2,318,265
Consumer Durables & Apparel - 2.46%
Lululemon Athletica, Inc. (a)	1,557	477,812
Nike, Inc. - Class B	5,558	707,700
		1,185,512
Consumer Services - 2.84%
Marriott International, Inc. - Class A	1,602	279,037
Starbucks Corp.	10,009	1,092,382
		1,371,419
Diversified Financials - 2.36%
Coinbase Global, Inc. - Class A (a)	4,403	257,488
LPL Financial Holdings, Inc.	2,093	496,292
OneMain Holdings, Inc.	8,909	384,334
		1,138,114
Food, Beverage & Tobacco - 2.79%
Constellation Brands, Inc. - Class A	2,969	687,383
Monster Beverage Corp. (a)	6,326	658,410
		1,345,793
Household & Personal Products - 3.22%
Estee Lauder Cos., Inc. - Class A	5,608	1,553,865

Materials - 1.57%
Sherwin-Williams Co.	3,199	756,851

Media & Entertainment - 11.84%
Alphabet, Inc. - Class A (a)	11,199	1,106,909
Alphabet, Inc. - Class C (a)(b)	7,819	780,884
Electronic Arts, Inc.	6,187	796,143
Meta Platforms, Inc. - Class A (a)	5,258	783,284
Netflix, Inc. (a)	4,709	1,666,327
Trade Desk, Inc. - Class A (a)	11,383	577,118
		5,710,665
Pharmaceuticals, Biotechnology & Life Sciences - 9.62%
Agilent Technologies, Inc.	4,895	744,432
Charles River Laboratories International, Inc. (a)	1,635	397,714
IQVIA Holdings, Inc. (a)	2,688	616,654
Mettler-Toledo International, Inc. (a)	1,010	1,548,249
Waters Corp. (a)	2,765	908,524
Zoetis, Inc.	2,560	423,654
		4,639,227
Retailing - 15.15%
Amazon.com, Inc. (a)	16,318	1,682,875
Burlington Stores, Inc. (a)	2,691	618,473
Dick's Sporting Goods, Inc.	11,679	1,527,146
Home Depot, Inc.	1,755	568,918
Lithia Motors, Inc.	3,577	941,466
Pool Corp.	973	375,199
RH (a)	902	281,415
Williams-Sonoma, Inc.	9,700	1,308,918
		7,304,410
Semiconductors & Semiconductor Equipment - 9.26%
Broadcom, Inc.	4,051	2,369,876
KLA Corp.	5,340	2,095,843
		4,465,719
Software & Services - 10.65%
Accenture PLC Ireland - Class A (c)	854	238,309
Adobe Systems, Inc. (a)	1,677	621,060
Cognizant Technology Solutions Corp. - Class A	7,205	480,934
EPAM Systems, Inc. (a)	1,170	389,200
MasterCard, Inc. - Class A	6,676	2,474,126
Paycom Software, Inc. (a)	2,875	931,327
		5,134,956
Technology Hardware & Equipment - 12.15%
Amphenol Corp. - Class A	23,203	1,850,903
Apple, Inc.	15,823	2,283,101
Arista Networks, Inc. (a)	2,031	255,947
CDW Corp. of Delaware	2,652	519,871
IPG Photonics Corp. (a)	2,782	311,862
Trimble, Inc. (a)	6,153	357,243
Zebra Technologies Corp. - Class A (a)	888	280,768
		5,859,695
Transportation - 2.67%
Old Dominion Freight Line, Inc.	3,857	1,285,307
TOTAL COMMON STOCKS (Cost $19,890,441)		47,788,166

MONEY MARKET FUND - 1.03%
Fidelity Government Portfolio - Class I, 4.19% (d)	498,632	498,632
TOTAL MONEY MARKET FUND (Cost $498,632)		498,632

Total Investments (Cost $20,389,073) - 100.13%		48,286,798
Liabilities in Excess of Other Assets - (0.13)%		(64,756)
TOTAL NET ASSETS - 100.00%		$48,222,042

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Logan Capital Broad Innovative Growth ETF
Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Logan Capital Broad Innovative Growth ETF	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$5,710,665	$-	$-	$5,710,665
Consumer Discretionary	9,861,341	-	-	9,861,341
Consumer Staples	2,899,658	-	-	2,899,658
Financials	1,138,114	-	-	1,138,114
Health Care	4,639,227	-	-	4,639,227
Industrials	7,321,940	-	-	7,321,940
Information Technology	15,460,370	-	-	15,460,370
Materials	756,851	-	-	756,851
Total Common Stocks	47,788,166	-	-	47,788,166
Money Market Fund	498,632	-	-	498,632
Total Investments	$48,286,798	$-	$-	$48,286,798

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.